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BBH Select Series - Large Cap Fund
BBH SELECT SERIES—LARGE CAP FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of BBH Select Series – Large Cap Fund (the “Fund”) is to provide investors with long-term growth of capital.
FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy, hold, and sell the Fund’s Class I Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and expense example below.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	BBH Select Series - Large Cap Fund Class I Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the subscription amount)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of the amount being reinvested)	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BBH Select Series - Large Cap Fund Class I Shares
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.72%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund’s Class I Shares to the cost of investing in other mutual funds. This example gives effect to the Expense Limitation Agreement for 1 year and the first year of the 3-, 5- and 10-year calculations. The example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BBH Select Series - Large Cap Fund | Class I Shares | USD ($)	74	231	401	896

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in large capitalization publicly traded equity securities, consisting primarily of common stock. Commonly referred to as large cap stocks, such securities will be issued by domestic and non-U.S. issuers both directly and in the form of certificates issued by U.S. bank that represent shares of non-U.S. stock, called depositary receipts. The Fund may invest in sponsored and unsponsored depositary receipts, consisting of American Depositary Receipts (“ADRs”). The Fund primarily seeks to buy common stock and may also invest in preferred stock. The Investment Adviser considers large cap securities to be securities that at the time of purchase have a market capitalization within the range of companies included in the S&P 500 Index. As of January 31, 2024, the market capitalization range of companies included in the S&P 500 Index was $14.27 million to $2.95 trillion.

The Fund’s strategy is based on fundamental business analysis and a long-term orientation. The Investment Adviser selects companies based on their qualitative merits, competitive profile and prospective value creation potential. As part of the Fund’s investment process, the Investment Adviser considers environmental, social and governance (“ESG”) factors for equity investments in the portfolio. ESG factors include, but are not limited to, the environmental and social risks of the issuer, as well as the issuer’s instituted governance programs. The Fund follows a “buy and own” approach that does not make use of short-term trades in pursuit of small gains. The Investment Adviser believes that its long-term orientation can benefit the Fund’s net performance results. Investments may be sold if they appreciate to levels at or near the higher end of the Investment Adviser’s estimated ranges of intrinsic value.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than would a diversified fund. The Fund seeks to invest in approximately 25-50 different companies that meet the Investment Adviser’s prescriptive fundamental criteria.

PRINCIPAL RISKS OF THE FUND
FUND PERFORMANCE

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares for the last calendar year. The table shows how the average annual returns of the Fund’s Class I Shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Total Returns for Class I Shares (% Per Calendar Year)

Highest Performing Quarter:	15.49% in 2nd quarter of 2020
Lowest Performing Quarter:	(19.98)% in 1st quarter of 2020

Average Annual Total Returns (For the periods ended December 31, 2023)

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only one class and after-tax returns for other classes will vary.

Average Annual Returns - BBH Select Series - Large Cap Fund	Label	1 Year	Since Inception	Inception Date
Class I Shares	Return Before Taxes	23.86%	9.24%	Sep. 09, 2019
Return After Taxes on Distributions | Class I Shares	Return After Taxes on Distributions	23.78%	8.92%	Sep. 09, 2019
Return After Taxes on Distributions and Sale of Fund Shares | Class I Shares	Return After Taxes on Distributions and Sale of Fund Shares	14.19%	7.25%	Sep. 09, 2019
S&P 500 Index (reflects no deduction of fees, expenses or taxes)	S&P 500 Index (reflects no deduction of fees, expenses or taxes)	26.29%	13.40%	Sep. 09, 2019